Supplement to the

Fidelity® Select Portfolios®

Air Transportation Portfolio (FSAIX), Automotive Portfolio (FSAVX), Banking Portfolio (FSRBX), Biotechnology Portfolio (FBIOX), Brokerage and Investment Management Portfolio (FSLBX), Chemicals Portfolio (FSCHX), Communications Equipment Portfolio (FSDCX), Computers Portfolio (FDCPX), Construction and Housing Portfolio (FSHOX), Consumer Discretionary Portfolio (FSCPX), Consumer Finance Portfolio (FSVLX), Consumer Staples Portfolio (FDFAX), Defense and Aerospace Portfolio (FSDAX), Electronics Portfolio (FSELX), Energy Portfolio (FSENX), Energy Service Portfolio (FSESX), Environment and Alternative Energy Portfolio (FSLEX), Financial Services Portfolio (FIDSX), Gold Portfolio (FSAGX), Health Care Portfolio (FSPHX), Industrial Equipment Portfolio (FSCGX), Industrials Portfolio (FCYIX), Insurance Portfolio (FSPCX), IT Services Portfolio (FBSOX), Leisure Portfolio (FDLSX), Materials Portfolio (FSDPX), Medical Delivery Portfolio (FSHCX), Medical Equipment and Systems Portfolio (FSMEX), Multimedia Portfolio (FBMPX), Natural Gas Portfolio (FSNGX), Natural Resources Portfolio (FNARX), Pharmaceuticals Portfolio (FPHAX), Retailing Portfolio (FSRPX), Software and Computer Services Portfolio (FSCSX), Technology Portfolio (FSPTX), Telecommunications Portfolio (FSTCX), Transportation Portfolio (FSRFX), Utilities Portfolio (FSUTX), and Wireless Portfolio (FWRLX)

Consumer Staples Portfolio is a Class of shares of Consumer Staples Portfolio; Gold Portfolio is a Class of shares of Gold Portfolio; Materials Portfolio is a Class of shares of Materials Portfolio; and Telecommunications Portfolio is a Class of shares of Telecommunications Portfolio

Funds of Fidelity Select Portfolios

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2014

Peter Dixon has replaced Gordon Scott as the portfolio manager of Consumer Discretionary Portfolio.

The following information supplements similar information found in the "Management Contracts" section beginning on page 62.

The following table provides information relating to other accounts managed by Mr. Dixon as of July 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 3,116	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 474	none	none

* Includes Consumer Discretionary Portfolio ($779 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of July 31, 2014
Peter Dixon	Consumer Discretionary Portfolio	none

Deena Friedman serves as co-manager of Retailing Portfolio.

The following information supplements similar information found in the "Management Contracts" section beginning on page 62.

The following table provides information relating to other accounts managed by Ms. Friedman as of July 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 753	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Retailing Portfolio ($753 (in millions) assets managed).

SELB-14-04  September 18, 2014
1.475630.181
Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of July 31, 2014
Deena Friedman	Retailing Portfolio	$10,001-$50,000

Ali Khan serves as co-manager of Software and Computer Services Portfolio.

The following information supplements similar information found in the "Management Contracts" section beginning on page 62.

The following table provides information relating to other accounts managed by Mr. Khan as of July 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 3,286	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Software and Computer Services Portfolio ($3,011 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of July 31, 2014
Ali Khan	Software and Computer Services Portfolio	$10,001-$50,000